SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended
	Oct. 26, 2014	Oct. 27, 2013	Oct. 28, 2012	Nov. 22, 2010	Oct. 31, 2010	Jan. 29, 2013	May 24, 2010
Goodwill and Other Intangibles
Goodwill impairment charges	$ 0	$ 0	$ 0
Indefinite-lived intangible assets impairment charges	0	0	0
Impairment of Long-lived Assets
Long-lived assets impairment charges	0	0	0
Advertising Expenses
Advertising costs	114.4	89.9	103.4
Research and Development Expenses
Research and development expense	$ 29.9	$ 29.9	$ 29.8
Common stock
Shares Repurchases
Number of shares authorized to be repurchased (in shares)						10,000,000
Average price of shares repurchased under new authorization,(in dollars per share)	$ 46.87	$ 42.54
Authorized stock split ratio				2
Stock repurchased under new authorization (in shares)	1,300,000	600,000
Before stock split | Common stock
Shares Repurchases
Number of shares authorized to be repurchased (in shares)							5,000,000
Stock repurchased (in shares)					600,000
Average price of shares repurchased (in dollars per share)					$ 42.86
After stock split | Common stock
Shares Repurchases
Stock repurchased (in shares)		1,200,000	2,100,000
Average price of shares repurchased (in dollars per share)		$ 39.67	$ 28.65
Minimum
Equity Method Investments
Ownership percentage	20.00%
Maximum
Equity Method Investments
Ownership percentage	50.00%
Buildings | Minimum
Property, plant and equipment
Estimated useful life	20 years
Buildings | Maximum
Property, plant and equipment
Estimated useful life	40 years
Machinery and equipment | Minimum
Property, plant and equipment
Estimated useful life	5 years
Machinery and equipment | Maximum
Property, plant and equipment
Estimated useful life	10 years